Significant Accounting Policies (Details) - Schedule of third-party lenders - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of third party lenders [Abstract]
Total loan payable	$ 165,144	$ 1,070,602
Current portion of loan payable (included in accrued and other current liabilities)	(165,144)	(876,580)
Long-term liability		$ 194,022